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October 26, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-176924
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the definitive forms of Combined Proxy Statement/Prospectus and Statement of Additional Information, dated October 21, 2011, do not differ from the forms of Combined Proxy Statement/Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) electronically filed with the Securities and Exchange Commission on October 21, 2011.  The Amendment became effective immediately upon filing.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

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